SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial assets and liabilities measured at fair value on recurring basis

	Fair Value Measurements
	as of September 30, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$28,195	$—	$28,195
Contingent consideration	—	—	10,527,910	10,527,910
Derivative liability	—	—	2,486,843	2,486,843
	$—	$28,195	$13,014,753	$13,042,948

	Fair Value Measurements
	as of December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$6,265	$6,265
	$—	$—	$6,265	$6,265

Schedule of changes in common stock warrant liability

Warrant
Liability
Outstanding as of December 31, 2020	$6,265
Change in fair value	21,930
Outstanding as of September 30, 2021	$28,195

Warrant
Liability
Oustanding as of December 31, 2018	$—
Warrants granted	7,700
Oustanding as of December 31, 2019	7,700
Warrants granted	918
Change in fair value	(2,353)
Oustanding as of December 31, 2020	$6,265

Schedule of changes in contingent consideration

Contingent
Consideration
Liability
Balance as of December 31, 2020	$—
Initial recognition in connection with acquisition of Harper & Jones	3,421,516
Stock price guarantee per consulting agreement	67,000
Change in fair value	7,039,394
Outstanding as of September 30, 2021	$10,527,910

Schedule of property, equipment, and software

	December 31,
	2020	2019
Computer equipment	$57,810	$57,004
Furniture and fixtures	207,140	70,108
Leasehold improvements	69,274	40,351
	334,224	167,463
Accumulated depreciation	(334,224)	(97,703)
Property and equipment, net	$—	$69,760
Software	$278,405	$56,450
Accumulated amortization	(216,092)	(53,617)
Software, net	$62,313	$2,833

Schedule of estimated useful lives of amortizable intangible assets

Customer relationships	3 years

Customer relationships	3 years

Schedule of potentially dilutive items outstanding

	September 30,
	2021	2020
Convertible notes	2,240,426	—
Series Seed Preferred Stock (convertible to common stock)	—	20,714,518
Series A Preferred Stock (convertible to common stock)	—	5,654,072
Series A-2 Preferred Stock (convertible to common stock)	—	5,932,742
Series CF Preferred Stock (convertible to common stock)	—	836,331
Series A-3 Preferred Stock (convertible to common stock)	—	9,032,330
Series B Preferred Stock (convertible to common stock)	—	20,754,717
Common stock warrants	3,591,348	794,569
Preferred stock warrants	—	806,903
Stock options	3,895,103	1,129,503
Total potentially dilutive shares	9,706,877	65,655,685

	December 31,
	2020	2019
Series Seed Preferred Stock (convertible to common stock)	20,714,518	20,714,518
Series A Preferred Stock (convertible to common stock)	5,654,072	5,654,072
Series A-2 Preferred Stock (convertible to common stock)	5,932,742	5,932,742
Series CF Preferred Stock (convertible to common stock)	836,331	126,641
Series A-3 Preferred Stock (convertible to common stock)	9,032,330	8,223,036
Series B Preferred Stock (convertible to common stock)	20,754,717	—
Common stock warrants	914,539	417,962
Preferred stock warrants	806,903	806,903
Stock options	1,163,103	1,084,215
Total potentially dilutive shares	65,809,254	42,960,089